ORGANIZATION AND NATURE OF BUSINESS	2 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Youmi Inc. (the “Company,” “Youmi,” “we,” “us,” or “our”) was incorporated in the State of Nevada on February 24, 2026.

The Company focuses on community convenience store franchising and related store management support services. The Company has entered into a franchise cooperation agreement with an existing community convenience store operator in China and is implementing standardized franchise operating procedures and operational support services through such franchise relationship.

The Company’s business focuses on supporting community convenience store operators through standardized franchise management, store operation support, brand promotion, membership management and digital operational support services. The Company initially focuses on daily consumer products, selected agricultural specialty products and community-oriented retail services.

The Company currently operates through its founder and Chief Executive Officer, Mingxing Sheng. As of April 30, 2026, the Company had not generated revenue.